Segmental Analyses - Disclosure of Additional Information by Product Category (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Products And Services [Line Items]
Revenue	[1]	£ 25,776	£ 25,877	£ 24,492
Adjusted at Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		26,670	25,683
Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		(894)	144
Adjusted at Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		25,776	25,827	24,312
Reported
Disclosure Of Products And Services [Line Items]
Revenue		25,776	25,877	24,492
Adjusting Items
Disclosure Of Products And Services [Line Items]
Revenue			50	180
Combustibles | Adjusted at Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		23,594	22,892
Combustibles | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		(842)	59
Combustibles | Adjusted at Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		22,752	22,951	21,892
Combustibles | Reported
Disclosure Of Products And Services [Line Items]
Revenue		22,752	23,001	22,072
Combustibles | Adjusting Items
Disclosure Of Products And Services [Line Items]
Revenue			50	180
New Categories | Adjusted at Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		1,449	1,214
New Categories | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		(6)	41
New Categories | Adjusted at Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		1,443	1,255	917
New Categories | Reported
Disclosure Of Products And Services [Line Items]
Revenue		1,443	1,255	917
New Categories | Vapour | Adjusted at Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		615	392
New Categories | Vapour | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		(4)	9
New Categories | Vapour | Adjusted at Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		611	401	318
New Categories | Vapour | Reported
Disclosure Of Products And Services [Line Items]
Revenue		611	401	318
New Categories | THP | Adjusted at Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		636	693
New Categories | THP | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		(2)	35
New Categories | THP | Adjusted at Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		634	728	565
New Categories | THP | Reported
Disclosure Of Products And Services [Line Items]
Revenue		634	728	565
New Categories | Modern Oral | Adjusted at Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		198	129
New Categories | Modern Oral | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue			(3)
New Categories | Modern Oral | Adjusted at Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		198	126	34
New Categories | Modern Oral | Reported
Disclosure Of Products And Services [Line Items]
Revenue		198	126	34
Traditional Oral | Adjusted at Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		1,165	1,036
Traditional Oral | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		(5)	45
Traditional Oral | Adjusted at Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		1,160	1,081	941
Traditional Oral | Reported
Disclosure Of Products And Services [Line Items]
Revenue		1,160	1,081	941
Others | Adjusted at Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		462	541
Others | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		(41)	(1)
Others | Adjusted at Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		421	540	562
Others | Reported
Disclosure Of Products And Services [Line Items]
Revenue		£ 421	£ 540	£ 562

[1]	Revenue is net of duty, excise and other taxes of £39,172 million, £39,826 million and £38,553 million for the years ended 31 December 2020, 2019 and 2018, respectively.